Debt (Details)					1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 08, 2024 USD ($)	Jan. 03, 2024 USD ($) $ / shares	Apr. 19, 2023 USD ($) $ / shares	Apr. 18, 2023 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 27, 2023 $ / shares	Nov. 07, 2022 $ / shares	Oct. 04, 2022 $ / shares	Aug. 04, 2022 $ / shares	May 07, 2022 $ / shares	Feb. 07, 2022 $ / shares
Debt instruments
Outstanding principal								$ 1,010,934	$ 0
Fair value per share | $ / shares										$ 23.36	$ 156.00	$ 115.20	$ 218.40	$ 124.80	$ 148.80
Repayment of debt principal							$ 1,000,000	7,000,000
Convertible debt fair value						$ 2,996,136		3,260,934
Change in fair value of convertible debt						(165,382)		(43,066)
Loss on extinguishment of debt								(393,791)
Pontifax
Debt instruments
Debt instrument, face amount								3,000,000
Accrued interest expense								$ 63,351
Pontifax | First 588,599 shares of common stock issuable upon conversion
Debt instruments
Shares of common stock issuable upon conversion								36,790
Convertible Debt
Debt instruments
Debt instrument, face amount					$ 20,000,000	2,900,585		$ 3,000,000
Number of tranches					three
Interest-only period					2 years
Interest rate percentage					8.47%
Unused line of credit fee, as a percent					1.00%
Outstanding principal periodic payment					$ 1,000,000
Repayment of debt principal		$ 99,416
Convertible debt fair value			$ 3,304,000			2,996,136		3,260,934
Change in fair value of convertible debt						(165,382)		(43,066)
Interest expense						61,239	187,964	402,615	847,000
Interest paid						$ 64,047	$ 213,490	552,058	$ 857,411
Loss on extinguishment of debt								$ 394,000
Convertible Debt | Maximum
Debt instruments
Debt instrument, face amount					20,000,000
Convertible Debt | First Tranche [Member]
Debt instruments
Convertible note					10,000,000
Convertible Debt | Second Tranche [Member]
Debt instruments
Convertible note					5,000,000
Convertible Debt | Third Tranche [Member]
Debt instruments
Convertible note					$ 5,000,000
Convertible Debt | Pontifax
Debt instruments
Outstanding principal periodic payment			750,000	$ 1,000,000
Amount repaid			5,000,000
Outstanding principal			$ 3,000,000
Shares of common stock issuable upon conversion	27,651	9	3
Fair value per share | $ / shares		$ 10.88
Repayment of debt principal		$ 99,416
Percent Of Closing Price Of Common Stock For Conversion Price Per Share								90.00%
Convertible Debt | Pontifax | First 588,599 shares of common stock issuable upon conversion
Debt instruments
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice			90.00%
Shares of common stock issuable upon conversion			3					3
Reduction in conversion price | $ / shares			$ 27.20